SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATE (Details)	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term (years)	3 years 10 months 24 days	4 years 7 months 20 days
Weighted-average discount rate	8.20%	8.30%